MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES [Abstract]
Schedule of Marketable Securities With Contractual Maturities

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2013				2014
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	Losses	gains	value	cost	losses	gains	Value

Foreign banks and government debentures	$22,260	$-	$223	$22,483	$19,923	$(34)	$100	$19,989
Corporate debentures	7,848	-	41	7,889	9,393	-	66	9,459

Total available-for-sale marketable securities	$30,108	$-	$264	$30,372	$29,316	$(34)	$166	$29,448

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2013				2014
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	Losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$37,599	$(43)	$1,132	$38,688	$28,240	$(90)	$394	$28,544
Corporate debentures	22,652	(7)	481	23,126	19,626	(81)	110	19,655

Total available-for-sale marketable securities	$60,251	$(50)	$1,613	$61,814	$47,866	$(171)	$504	$48,199

Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2013				2014
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	Losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$27,458	$(176)	$248	$27,530	$34,248	$(188)	$69	$34,129
Corporate debentures	24,198	(182)	17	24,033	32,326	(206)	71	32,191

Total available-for-sale marketable securities	$51,656	$(358)	$265	$51,563	$66,574	$(394)	$140	$66,320

Summary of Investments With Continuous Unrealized Losses and Related Fair Values

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2014 were as follows:

	December 31, 2014
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

Foreign banks and government debentures	$30,897	$(263)	$3,348	$(49)	$34,245	$(312)
Corporate debentures	29,990	(256)	3,127	(31)	33,117	(287)

Total available-for-sale marketable securities	$60,887	$(519)	$6,475	$(80)	$67,362	$(599)